FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Foreign currency exchange contracts | Not Designated as Hedging Instrument
Liabilities:
Derivative liabilities	$ 8
Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	70	$ 13
Recurring basis
Assets:
Cash equivalents	41	2,696
Restricted Cash	1,211	1
Liabilities:
Acquisition-related contingent consideration	328	316
Recurring basis | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	3	0
Liabilities:
Derivative liabilities	11	0
Recurring basis | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	70	13
Recurring basis | Level 1
Assets:
Cash equivalents	8	2,646
Restricted Cash	1,211	1
Liabilities:
Acquisition-related contingent consideration	0	0
Recurring basis | Level 1 | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	0	0
Liabilities:
Derivative liabilities	0	0
Recurring basis | Level 1 | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	0	0
Recurring basis | Level 2
Assets:
Cash equivalents	33	50
Restricted Cash	0	0
Liabilities:
Acquisition-related contingent consideration	0	0
Recurring basis | Level 2 | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	3	0
Liabilities:
Derivative liabilities	11	0
Recurring basis | Level 2 | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	70	13
Recurring basis | Level 3
Assets:
Cash equivalents	0	0
Restricted Cash	0	0
Liabilities:
Acquisition-related contingent consideration	328	316
Recurring basis | Level 3 | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	0	0
Liabilities:
Derivative liabilities	0	0
Recurring basis | Level 3 | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	$ 0	$ 0